Goodwill and Intangible Assets - Schedule of Goodwill and Intangible Assets (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Line Items]
Beginning balance	$ 118,000,000
Issuance of shares related to acquisition				$ 21,306,000
Ending balance			$ 118,000,000
Goodwill [Member]
Goodwill [Line Items]
Beginning balance	715,258,000	$ 718,204,000	718,204,000	683,327,000
Issuance of shares related to acquisition			(2,946)	34,877,000
Capitalized development costs	0	0	0	0
Disposals			0
Amortization	0	0	0	0
Ending balance	715,258,000	718,204,000	715,258,000	718,204,000
Definite-lived Intangible Assets [Member]
Goodwill [Line Items]
Beginning balance	17,310,000	13,845,000	13,845,000	2,358,000
Issuance of shares related to acquisition			(890,000)	5,320,000
Capitalized development costs	2,082,000	2,748,000	11,763,000	8,438,000
Disposals			(259,000)
Amortization	(2,258,000)	(1,315,000)	(7,149,000)	(2,271,000)
Ending balance	17,134,000	15,278,000	17,310,000	13,845,000
Trademarks [Member]
Goodwill [Line Items]
Beginning balance	64,666,000	64,666,000	64,666,000	64,666,000
Issuance of shares related to acquisition			0	0
Capitalized development costs	0	0	0	0
Disposals			0
Amortization	0	0	0	0
Ending balance	$ 64,666,000	$ 64,666,000	$ 64,666,000	$ 64,666,000